Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 202,000,000	$ 641,000,000
Receivables	244,000,000	294,000,000
Income taxes receivable	79,000,000	22,000,000
Inventories	828,000,000	844,000,000
Prepaid expenses	34,000,000	36,000,000
Current assets	1,387,000,000	1,837,000,000
Property, plant and equipment	3,593,000,000	3,842,000,000
Timber licences	335,000,000	358,000,000
Goodwill and other intangible assets	1,726,000,000	2,180,000,000
Export duty deposits	474,000,000	408,000,000
Other assets	99,000,000	129,000,000
Deferred income tax assets	6,000,000	7,000,000
Assets	7,620,000,000	8,760,000,000
Current liabilities
Payables and accrued liabilities	584,000,000	604,000,000
Current portion of long-term debt	0	200,000,000
Current portion of reforestation and decommissioning obligations	52,000,000	55,000,000
Income taxes payable	14,000,000	75,000,000
Current liabilities	651,000,000	934,000,000
Long-term debt	300,000,000	0
Other liabilities	423,000,000	264,000,000
Deferred income tax liabilities	397,000,000	609,000,000
Liabilities	1,771,000,000	1,807,000,000
Shareholders’ Equity
Share capital	2,496,000,000	2,549,000,000
Retained earnings	3,630,000,000	4,726,000,000
Accumulated other comprehensive loss	(277,000,000)	(321,000,000)
Shareholders’ equity	5,849,000,000	6,954,000,000
Liabilities and shareholders' equity	$ 7,620,000,000	$ 8,760,000,000